Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of accounts receivable [Abstract]
Trade accounts receivable from third-part customers	$ 3,208,916	$ 3,922,211
Less: allowances for doubtful accounts	(2,146,679)	(1,771,761)
Total accounts receivable from third-party customers, net	1,062,237	2,150,450
Add: accounts receivable, net, related parties	108,188	83,736
Accounts receivable, net	$ 1,170,425	$ 2,234,186